Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	2	0	(19)	2	(18)
Dividend income recognized on equity securities	1	0	1	3	2
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0